OTHER BALANCE SHEET ACCOUNTS - PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Other Balance Sheet Accounts - Prepaid Expenses
Schedule Of Prepaid expenses and other current assets
	December 31,
	2017	2016
Prepaid Expenses:
Technology Vendor Deposit	$0	$9,404
Rent deposit	17,340	0
Sales Commissions Advances	0	4,920
Unvested Stock Grants	183,752	720,313
Total Prepaid Expenses	$201,092	$734,637